SCHEDULE OF INVESTMENTS (000)*

December 31, 2020 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.8%

Air Canada, Class A1	50,200	$898

China — 1.5%

Baidu Inc. ADR[1]	3,587	776

France — 5.5%

Airbus SE1	9,940	1,090

AXA SA	40,538	966

Sanofi-Aventis SA	7,536	725

		2,781

Germany — 8.0%

BASF SE	16,085	1,271

Bayer AG	6,816	402

Infineon Technologies AG	27,069	1,034

RWE AG	12,350	523

Siemens AG	5,668	816

		4,046

Italy — 2.6%

UniCredit SpA[1]	137,311	1,287

Japan — 4.9%

Fanuc Corp.	2,600	642

Murata Manufacturing Co. Ltd.	6,700	606

Takeda Pharmaceutical Co. Ltd.	33,900	1,227

		2,475

Netherlands — 2.0%

ING Groep NV1	105,469	985

South Korea — 5.9%

Samsung Electronics Co. Ltd.	25,985	1,940

SK Hynix Inc.	9,518	1,040

		2,980

Spain — 2.0%

Banco Bilbao Vizcaya Argentaria S.A.	208,099	1,026

Switzerland — 7.4%

ABB Ltd.	26,270	737

Cie Financiere Richemont SA, Class A	10,132	915

Novartis AG	15,202	1,431

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — (continued)

Roche Holding AG	1,932	$673

		3,756

United Kingdom — 5.8%

Barclays PLC[1]	373,475	749

International Consolidated Airlines Group S.A.[1]	201,965	441

Rolls-Royce Group PLC[1]	1,154,128	1,756

		2,946

United States — 48.1%

Aflac Inc.	16,211	721

Alaska Air Group Inc.	9,549	496

Alexandria Real Estate Equities Inc.[2]	3,000	535

Alphabet Inc., Class C1	734	1,286

Ashland Global Holdings Inc.	17,891	1,417

Booking Holdings Inc.[1]	474	1,056

Broadcom Inc.	2,316	1,014

Carrier Global Corp.	13,466	508

Citigroup Inc.	16,280	1,004

Concentrix Corp.[1]	10,505	1,037

ConocoPhillips	20,567	822

Essent Group Ltd.	18,783	811

Exelon Corp.	20,390	861

Fiserv Inc.[1]	8,757	997

General Electric Co.	50,481	545

Genpact Ltd.	17,944	742

Hill-Rom Holdings Inc.	5,010	491

Jones Lang LaSalle Inc.[1]	4,870	723

Las Vegas Sands Corp.	15,388	917

Leidos Holdings Inc.	12,396	1,303

Oracle Corp.	12,192	789

Reinsurance Group of America Inc., Class A	9,737	1,128

Sabre Corp.	104,198	1,253

Spirit AeroSystems Holdings Inc., Class A	17,771	695

Synchrony Financial	19,143	664

SYNNEX Corp.	1,918	156

Walt Disney Co.	7,502	1,359

Wells Fargo & Co.	33,169	1,001

		24,331

Total Common Stock

(Cost $38,950) — 95.5%		48,287

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway Global Value Fund	Number of Shares/ Number of Warrants	Value

PREFERRED STOCK

Germany — 3.3%

Volkswagen AG ‡	8,906	$1,664

Total Preferred Stock

(Cost $1,471) — 3.3%		1,664

WARRANT

Cie Financiere Richemont SA, Expires 11/27/2023[1]	20,594	5

Total Warrant

(Cost $—) — 0.0%		5

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.030% **	394,552	395

Total Short-Term Investment

(Cost $395) — 0.8%		395

Total Investments — 99.6%

(Cost $40,816)		50,351

Other Assets in Excess of Liabilities — 0.4%		185

Net Assets — 100.0%		$50,536

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
‡	There is currently no rate available.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$898	$—	$—	$898
China	776	—	—	776
France	2,781	—	—	2,781
Germany	—	4,046	—	4,046
Italy	—	1,287	—	1,287
Japan	—	2,475	—	2,475
Netherlands	985	—	—	985
South Korea	—	2,980	—	2,980
Spain	1,026	—	—	1,026
Switzerland	—	3,756	—	3,756
United Kingdom	2,946	—	—	2,946
United States	24,331	—	—	24,331

Total Common Stock	33,743	14,544	—	48,287

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$—	$1,664	$—	$1,664

Warrant	—	5	—	5

Short-Term Investment	395	—	—	395

Total Investments in Securities	$34,138	$16,213	$—	$50,351

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2600